Business Combinations (Tables)	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Purchase Price Consideration	The purchase price consideration was as follows:

Cash paid	$3,967,866
Deferred payment	1,655
Fair value of stock options exchanged	2,655

Total purchase price	$3,972,176

Components of Purchase Price Allocation

The components of the preliminary purchase price allocation are as follows:

Cash	$205,463
Accounts receivable	80,301
Inventory	153,416
Property, plant and equipment	274,095
Other assets	191,868
Assets held-for-sale, net	87,465
Accounts payable	(19,671)
Accrued expenses	(131,102)
Other liabilities	(19,255)
Identifiable intangible assets:
Developed technology	1,565,000
In-process research and development	227,000
Customer contract	585,000
Trade names	97,000
Deferred income taxes, net	(976,950)
Goodwill	1,652,546

Purchase Price	$3,972,176

Assets Groups Classified as Held For Sale

The following represents the components of the asset groups classified as held-for-sale as of September 29, 2012:

Assets:
Cash	$2,563
Accounts receivable	8,520
Inventory	15,680
Property, plant and equipment	13,259
Other assets	3,083
Intangible assets and goodwill	51,398

Total assets held-for-sale	$94,503

Liabilities:
Accrued liabilities	(7,622)

Net assets held-for-sale	$86,881

Schedule of Unaudited Pro Forma Information, Assumptions

The following unaudited pro forma information presents the combined financial results for the Company and Gen-Probe as if the acquisition of Gen-Probe had been completed at the beginning of the prior fiscal year, September 26, 2010:

	Year Ended September 29, 2012	Year Ended September 24, 2011

Revenue	$2,526,336	$2,310,384
Net loss	$(164,539)	$(127,240)
Basic and diluted net loss per common share	$(0.62)	$(0.49)

Changes in Goodwill

Changes in goodwill for the years ended December 31, 2011 and 2010 were as follows (in thousands):

Goodwill balance as of December 31, 2009	$122,680
Additional goodwill recognized	28,005
Changes due to foreign currency translation	(377)

Goodwill balance as of December 31, 2010	150,308
Purchase accounting adjustments to goodwill	(1,203)
Impairment loss on goodwill recognized	(8,752)
Changes due to foreign currency translation	51

Goodwill balance as of December 31, 2011	$140,404

GEN-PROBE INCORPORATED [Member] | GTI Diagnostics [Member]
Components of Purchase Price Allocation

The final purchase price allocation for the Company’s acquisition of GTI Diagnostics is as follows (in thousands):

Total purchase price	$53,000

Net working capital	$7,882
Fixed assets	922
Goodwill	26,801
Deferred tax liabilities	(10,862)
Other intangible assets	32,100
Liabilities assumed	(3,843)

Allocated purchase price	$53,000

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives included in the final purchase price allocation are as follows (in thousands):

Patents	$10,600
In-process research and development	11,900
Customer relationships	3,500
Trade secrets	6,100

Total	$32,100

GEN-PROBE INCORPORATED [Member] | Prodesse [Member]
Components of Purchase Price Allocation

The final allocation of the purchase price for the acquisition of Prodesse is as follows (in thousands):

Total purchase price	$62,005

Net working capital	$10,240
Fixed assets	644
Goodwill	32,981
Deferred tax liabilities	(21,369)
Other intangible assets	58,570
Liabilities assumed	(1,067)
Contingent consideration	(17,994)

Allocated purchase price	$62,005

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

In-process research and development	$1,070
Developed technology	24,500
Customer relationships	31,800
Trademarks / trade names	1,200

Total	$58,570

GEN-PROBE INCORPORATED [Member] | Tepnel Life Sciences Plc [Member]
Components of Purchase Price Allocation

The final allocation of the purchase price for the acquisition of Tepnel is as follows (in thousands):

Total purchase price	$137,093
Exchange rate differences (1)	(568)

Allocated purchase price	$136,525

Net working capital	$14,811
Fixed assets	11,352
Goodwill	70,395
Deferred tax liabilities	(14,148)
Other intangible assets	57,497
Liabilities assumed	(3,382)

Allocated purchase price	$136,525

Fair Values of the Acquired Identifiable Intangible Assets

The fair values of the acquired identifiable intangible assets with definite lives are as follows (in thousands):

Patents	$294
Software	441
Customer relationships	45,439
Trademarks / trade names	11,323

Total	$57,497

Sentinelle Medical Inc. [Member]
Purchase Price Consideration	The purchase price was as follows:

Cash	$84,751
Contingent consideration	29,500

Total purchase price	$114,251

Components of Purchase Price Allocation

The components and allocation of the purchase price consisted of the following:

Cash	$429
Inventory, including fair value adjustments	9,899
Other tangible assets	7,247
Accounts payable and accrued expenses	(6,304)
Deferred revenue, including fair value adjustments	(2,056)
Developed technology	60,900
In-process research and development	4,800
Trade names	1,600
Non-compete agreements	300
Deferred taxes, net	(11,181)
Goodwill	48,617

Purchase Price	$114,251

TCT International Co., Ltd. [Member]
Components of Purchase Price Allocation

The components of the purchase price allocation consisted of the following:

Cash	$27,961
Accounts receivable	17,811
Inventory	5,301
Property and equipment	4,710
Other tangible assets	1,082
Accrued taxes	(14,874)
Accounts payable and accrued expenses	(6,641)
Customer relationships	45,780
Business licenses	2,500
Trade names	2,110
Deferred taxes, net	(12,473)
Goodwill	75,161

Purchase Price	$148,428

Interlace Medical, Inc [Member]
Purchase Price Consideration	The purchase price consideration was as follows:

Cash	$126,798
Contingent consideration	86,600

Total purchase price	$213,398

Components of Purchase Price Allocation

The components of the purchase price allocation consisted of the following:

Cash	$9,070
Inventory, including fair value adjustments	1,795
Other tangible assets	1,291
Accounts payable and accrued expenses	(1,988)
Developed technology	158,741
Trade names	1,750
Deferred taxes, net	(45,342)
Goodwill	88,081

Purchase Price	$213,398